Customer accounts and amounts due to banks	12 Months Ended
Dec. 31, 2020
Customer accounts and amounts due to banks
Customer accounts and amounts due to banks

19.Customer accounts and amounts due to banks

As of December 31, 2020 and 2019, customer accounts and amounts due to banks consisted of the following:

	As of	As of
	December 31,	December 31,
	2019	2020
Individuals’ current/demand accounts	11,553	1,539
Legal entities’ current/demand accounts	4,599	6,995
Term deposits	3,251	1,156
Due to banks	2,560	2,647
Total customer accounts and amounts due to banks	21,963	12,337
Including long-term deposits	444	36

Customer accounts and amounts due to banks bear interest of up to 4% (2019 - 6%).